DISCONTINUED OPERATIONS (Schedule of Discontinued Operations Included in Statements of Operations) (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets from discontinued operations	$ 63,730	$ 285
Current Liabilities
Current labilities from discontinued operations	192,151	106,806
Long Term Liabilities
Long term liabilities from discontinued operations	17,107
VoiceInterop Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	1,991	285
Accounts receivable, net	36,403
Note and interest receivable – related party	25,336
Assets from discontinued operations	63,730	285
Current Liabilities
Accounts Payable	64,275	10,086
Deferred revenue, current portion	19,820	28,720
Deferred rent, current portion	2,510
Installment loan, net of debt issuance cost, current portion	37,546
Due to unrelated parties	68,000	68,000
Current labilities from discontinued operations	192,151	106,806
Long Term Liabilities
Deferred revenue, net of current	10,601
Deferred rent, long term portion	1,212
Installment loan, net of current	5,294
Long term liabilities from discontinued operations	$ 17,107